Stockholders' Equity (Outstanding Restricted Stock) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
End of year, Weighted Average Remaining Contractual Life (in years)	2.5
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Beginning of year	4,017,290
Granted	2,358,256
Converted	(1,380,246)
Forfeited	(303,141)
End of year	4,692,159
End of year, Aggregate Intrinsic Value	22.1